Offerings - Offering: 1	Feb. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,084,908
Proposed Maximum Offering Price per Unit	7.02
Maximum Aggregate Offering Price	$ 7,616,054.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,051.78
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares that may be issued to adjust the number of shares issued pursuant to the plans described herein in the event of a stock dividend, stock split, reverse stock split, extraordinary dividend, extraordinary distribution, recapitalization, reorganization, merger, combination, consolidation, split-up, spin-off, combination, exchange of shares, rights offering, separation, reorganization, liquidation or similar event.

Represents (i) 514,908 shares of the registrant’s common stock currently reserved for issuance under the Solidion Technology, Inc. 2023 Long-Term Incentive Plan (the “Incentive Plan”) and (ii) 570,000 additional shares of the registrant’s common stock reserved for issuance under the Incentive Plan pursuant to the provisions of the Incentive Plan that provide for an automatic annual increase in the number of shares reserved for issuance under the Incentive Plan. To the extent that awards outstanding under the Incentive Plan are forfeited, cancelled, surrendered or terminated without issuance of shares, the shares of common stock subject to such awards will be available for future issuance under the Incentive Plan.

Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the registrant’s common stock as reported on the Nasdaq Capital Market on February 6, 2026, which date is within five business days prior to the filing of this registration statement.